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-------------------------                     UNITED STATES                      ------------------------------
                                     SECURITIES AND EXCHANGE COMMISSION                    OMB APPROVAL
                                          WASHINGTON, D.C. 20549                 ------------------------------
                                                                                 OMB Number:         3235-0230
                                               FORM N-23C-1                      Expires:         May 31, 2000
                                                                                 Estimated average burden
                                                                                 hours per response...... 1.00
                                                                                 ------------------------------


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                                    STATEMENT BY REGISTERED CLOSED-END
                          INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
                     SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

                   (See rules and instructions on back of this form. If acknowledgment is desired, file this form with the Commission in triplicate.)

                         REPORT FOR CALENDAR MONTH ENDING   December 31, 2000
                                                         -----------------------

                                     The New America High Income Fund, Inc.
                     -----------------------------------------------------------------------
                                (Name of registered closed-end investment company)
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                                                             Approximate Asset
 Date of                          Number of     Price       Value or Approximate          Name of Seller
  Each          Identification     Shares        Per      Asset Coverage Per Share             or of
Transaction      of Security      Purchased     Share       at Time of Purchase            Seller's Broker
---------------------------------------------------------------------------------------------------------------
December      The New America       400        $25,000           $53,500                  Merrill Lynch
5, 2000       High Income
              Fund, Inc.
              Auction Term
              Preferred Stock
              Series D





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REMARKS:
                                                                         The New America High Income, Fund Inc.
                                                                         --------------------------------------
                                                                                     Name of Registrant

                                                                       By Ellen E. Terry
                                                                         --------------------------------------
                                                                                          (Name)

Date of Statement: January 3, 2001                                        Vice President
                  -------------------                                     -------------------------------------
                                                                                          (Title)
                  Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form
                  displays a currently valid OMB control number.                                 SEC 1580 (5-87)
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